RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2022	Mar. 31, 2022	Nov. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Jul. 31, 2018
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Research and development				$ 3,307,987	$ 2,672,836
Accrued expenses				1,308,706	1,175,705
Other income				691,931	(123,792)
Gain on reduction in liability					416,000
Settlement of accrued expenses (in shares)	3,682
Research and consulting agreement | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement										$ 270,000
Research and consulting agreement | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Credit of prior expenses incurred				278,000
Research and development				1,200,000	1,500,000
Research and consulting agreement | Scleroderma
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement							$ 610,000
Research and development				361,000	353,000
Consulting agreements | Axella Research LLC
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Accrued expenses								$ 194,000
Consulting agreements | Investor Relations firm
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Monthly payments				14,000
Accrued expenses				0	56,000			$ 584,000
Other income		$ 416,000
Gain on reduction in liability		$ 168,000
Consulting fees				$ 0	112,000
Consulting agreements | Netherton Syndrome
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Total amount of agreement									$ 250,000
Consulting agreements | Therapeutics Inc.
RESEARCH, CONSULTING AGREEMENTS AND COMMITMENTS
Initial term			3 years
Written termination notice period			90 days
Total amount of agreement					$ 830,000	$ 4,400,000